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April 1, 2002

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Northern Institutional Funds Post-Effective Amendment No. 50 (File Nos. 2-80543 and 811-03605)
                                    ---------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of Northern Institutional Funds (the "Trust"), transmitted herewith, please accept this letter as certification that the prospectuses for the Trust dated April 1, 2002, do not differ from that contained in Post-Effective Amendment No. 50 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on March 29, 2001.

     Please do not hesitate to contact the undersigned at (617) 535-0544 if you have any questions.

Yours truly,

/s/ William Cady

William Cady